GOODWILL (Details) - Goodwill - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,218	$ 2,411
Acquisitions through business combinations	(137)
Acquisitions through business combinations		3,444
Impairment losses	0	(418)
Dispositions	0	(21)
Assets reclassified as held for sale	0	(212)
Foreign currency translation	(45)	14
Balance at end of period	$ 5,036	$ 5,218